UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-1685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 30, 2009

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments

As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (97.7%)[1]
Consumer Discretionary (13.0%)
* Amazon.com Inc.	863,202	116,118
* Starbucks Corp.	3,203,579	73,875
Coach Inc.	1,405,613	51,347
TJX Cos. Inc.	1,372,623	50,169
* Apollo Group Inc. Class A	739,036	44,771
* Urban Outfitters Inc.	992,014	34,711
Advance Auto Parts Inc.	821,952	33,273
Walt Disney Co.	1,012,300	32,647
Abercrombie & Fitch Co.	881,889	30,734
* Las Vegas Sands Corp.	2,028,805	30,310
NIKE Inc. Class B	428,570	28,316
* LKQ Corp.	1,433,851	28,089
* Expedia Inc.	1,092,230	28,081
* Kohl's Corp.	427,850	23,074
Scripps Networks Interactive Inc. Class A	534,510	22,182
* Bally Technologies Inc.	492,601	20,340
Guess? Inc.	438,588	18,552
McDonald's Corp.	294,300	18,376
* Ford Motor Co.	1,730,000	17,300
Omnicom Group Inc.	432,100	16,917
American Eagle Outfitters Inc.	986,350	16,748
DeVry Inc.	290,910	16,503
* Tractor Supply Co.	304,780	16,141
* Bed Bath & Beyond Inc.	383,300	14,807
* Dollar Tree Inc.	299,060	14,445
^ Buckle Inc.	489,729	14,339
Service Corp. International	1,645,300	13,475
* O'Reilly Automotive Inc.	327,810	12,496
WABCO Holdings Inc.	482,516	12,444
Yum! Brands Inc.	355,300	12,425
* Chico's FAS Inc.	856,900	12,039
* GameStop Corp. Class A	535,350	11,746
* Discovery Communications Inc. Class A	373,980	11,470
Best Buy Co. Inc.	289,238	11,413
Gentex Corp.	610,160	10,891
* ITT Educational Services Inc.	111,853	10,733
Ross Stores Inc.	219,300	9,366
* Education Management Corp.	399,400	8,791
Gap Inc.	406,400	8,514
Target Corp.	172,400	8,339
Home Depot Inc.	261,600	7,568
Darden Restaurants Inc.	209,480	7,346
^ Garmin Ltd.	204,500	6,278
Harman International Industries Inc.	166,900	5,888
DR Horton Inc.	505,100	5,490
DISH Network Corp. Class A	249,900	5,190
McGraw-Hill Cos. Inc.	150,900	5,057
Comcast Corp. Class A	279,225	4,708
Comcast Corp.	293,434	4,698

* WMS Industries Inc.	96,900	3,876
Williams-Sonoma Inc.	170,200	3,537
H&R Block Inc.	120,400	2,723
Lowe's Cos. Inc.	73,900	1,729
* DIRECTV Class A	41,200	1,374
* NVR Inc.	700	498
* priceline.com Inc.	1,500	328
Family Dollar Stores Inc.	6,600	184
		1,032,779
Consumer Staples (3.9%)
Wal-Mart Stores Inc.	825,600	44,128
PepsiCo Inc.	629,800	38,292
Philip Morris International Inc.	668,700	32,225
Costco Wholesale Corp.	455,300	26,940
Colgate-Palmolive Co.	311,600	25,598
Unilever PLC ADR	735,810	23,472
Avon Products Inc.	436,600	13,753
General Mills Inc.	176,100	12,470
CVS Caremark Corp.	268,810	8,658
Coca-Cola Enterprises Inc.	372,100	7,888
Sysco Corp.	253,160	7,073
Procter & Gamble Co.	115,336	6,993
* Central European Distribution Corp.	238,350	6,772
Sara Lee Corp.	546,700	6,659
Cadbury PLC ADR	129,005	6,630
Alberto-Culver Co. Class B	223,400	6,543
Kellogg Co.	114,000	6,065
Walgreen Co.	150,100	5,512
Campbell Soup Co.	154,600	5,225
Dr Pepper Snapple Group Inc.	163,600	4,630
Kimberly-Clark Corp.	69,000	4,396
Coca-Cola Co.	73,078	4,165
Mead Johnson Nutrition Co. Class A	83,500	3,649
Archer-Daniels-Midland Co.	54,967	1,721
		309,457
Energy (7.1%)
Occidental Petroleum Corp.	979,212	79,659
Baker Hughes Inc.	984,509	39,853
Noble Energy Inc.	517,144	36,831
Diamond Offshore Drilling Inc.	360,184	35,449
Schlumberger Ltd.	542,300	35,298
* Oceaneering International Inc.	549,204	32,139
Smith International Inc.	1,162,920	31,597
* Transocean Ltd.	350,687	29,037
* Southwestern Energy Co.	518,180	24,976
Petroleo Brasileiro SA ADR	485,300	23,139
Noble Corp.	342,800	13,952
* InterOil Corp.	173,900	13,357
National Oilwell Varco Inc.	290,800	12,821
* Ultra Petroleum Corp.	255,500	12,739
Peabody Energy Corp.	267,100	12,076
* Continental Resources Inc.	271,200	11,632
* Petrohawk Energy Corp.	483,980	11,611
* Cameron International Corp.	277,300	11,591
EXCO Resources Inc.	474,700	10,078
* Pride International Inc.	287,700	9,181
Core Laboratories NV	73,920	8,732

*	Concho Resources Inc.	188,246	8,452
*	Weatherford International Ltd.	464,990	8,328
	Murphy Oil Corp.	149,900	8,125
	XTO Energy Inc.	166,050	7,726
*	FMC Technologies Inc.	104,100	6,021
	Tidewater Inc.	117,700	5,644
*	Denbury Resources Inc.	358,200	5,301
	Massey Energy Co.	119,800	5,033
	Cabot Oil & Gas Corp.	109,400	4,769
	Consol Energy Inc.	90,700	4,517
*	SandRidge Energy Inc.	366,500	3,456
	Helmerich & Payne Inc.	39,400	1,571
			564,691
Exchange-Traded Fund (0.7%)
^,2 Vanguard Growth ETF		1,044,900	55,442

Financials (5.8%)
	Goldman Sachs Group Inc.	610,705	103,111
	Lincoln National Corp.	1,629,359	40,538
	Morgan Stanley	1,322,455	39,145
	Itau Unibanco Holding SA ADR	1,325,579	30,276
	Franklin Resources Inc.	266,000	28,023
	JPMorgan Chase & Co.	591,700	24,656
	State Street Corp.	561,893	24,465
	Wells Fargo & Co.	855,436	23,088
	Raymond James Financial Inc.	696,600	16,558
*	Affiliated Managers Group Inc.	196,400	13,228
	Invesco Ltd.	446,300	10,484
	Lazard Ltd. Class A	271,270	10,300
	T Rowe Price Group Inc.	189,900	10,112
	Principal Financial Group Inc.	408,200	9,813
	Aflac Inc.	191,300	8,848
	BlackRock Inc.	36,200	8,406
	Hudson City Bancorp Inc.	579,500	7,957
	Northern Trust Corp.	144,800	7,588
*	TD Ameritrade Holding Corp.	373,600	7,240
	Waddell & Reed Financial Inc.	220,100	6,722
*,^ American International Group Inc.		199,400	5,978
	Charles Schwab Corp.	305,055	5,741
*	CB Richard Ellis Group Inc. Class A	343,700	4,664
	US Bancorp	191,000	4,299
	American Express Co.	95,100	3,853
*	Berkshire Hathaway Inc. Class B	1,019	3,348
*	St Joe Co.	66,700	1,927
	Public Storage	16,300	1,328
*	Jefferies Group Inc.	46,100	1,094
			462,790
Health Care (11.7%)
*	Medco Health Solutions Inc.	1,141,000	72,921
	Medtronic Inc.	1,471,387	64,712
	Eli Lilly & Co.	1,375,188	49,108
	Baxter International Inc.	824,872	48,403
	Teva Pharmaceutical Industries Ltd. ADR	736,600	41,382
	Alcon Inc.	244,000	40,101
*	Mylan Inc.	2,095,100	38,613
*	Gilead Sciences Inc.	822,400	35,593
	Shire PLC ADR	422,987	24,829

Johnson & Johnson	383,600	24,708
* Amgen Inc.	431,200	24,393
* Celgene Corp.	435,300	24,237
* Hospira Inc.	440,981	22,490
Abbott Laboratories	397,530	21,463
Pfizer Inc.	1,160,000	21,100
CR Bard Inc.	269,024	20,957
* Waters Corp.	330,640	20,486
* Illumina Inc.	615,400	18,862
* Vertex Pharmaceuticals Inc.	435,800	18,674
* QIAGEN NV	816,700	18,229
* ResMed Inc.	313,600	16,392
* Thermo Fisher Scientific Inc.	325,900	15,542
* Express Scripts Inc.	174,710	15,104
* Covance Inc.	244,800	13,359
Cooper Cos. Inc.	337,280	12,857
* United Therapeutics Corp.	241,500	12,715
McKesson Corp.	202,700	12,669
* Life Technologies Corp.	229,931	12,009
* Varian Medical Systems Inc.	243,500	11,408
Beckman Coulter Inc.	172,400	11,282
Quest Diagnostics Inc.	175,400	10,591
* Warner Chilcott PLC Class A	352,000	10,021
* Watson Pharmaceuticals Inc.	235,400	9,324
* Eclipsys Corp.	502,359	9,304
* IDEXX Laboratories Inc.	174,000	9,299
* Patterson Cos. Inc.	319,900	8,951
UnitedHealth Group Inc.	276,800	8,437
* Catalyst Health Solutions Inc.	226,163	8,248
* Laboratory Corp. of America Holdings	101,700	7,611
* Edwards Lifesciences Corp.	87,500	7,599
* Intuitive Surgical Inc.	24,960	7,571
Merck & Co. Inc.	187,266	6,843
* ICON PLC ADR	288,560	6,270
* VCA Antech Inc.	240,800	6,001
* Amylin Pharmaceuticals Inc.	344,200	4,884
* Millipore Corp.	65,317	4,726
* Genzyme Corp.	70,293	3,445
* Myriad Genetics Inc.	125,200	3,268
* Biogen Idec Inc.	46,800	2,504
* WellPoint Inc.	40,500	2,361
* Cephalon Inc.	19,580	1,222
* Lincare Holdings Inc.	14,200	527
		923,605
Industrials (9.9%)
Caterpillar Inc.	1,531,845	87,300
Dover Corp.	1,060,045	44,108
Joy Global Inc.	840,497	43,361
Parker Hannifin Corp.	774,652	41,738
Illinois Tool Works Inc.	839,741	40,299
Emerson Electric Co.	888,334	37,843
Boeing Co.	667,253	36,118
Ingersoll-Rand PLC	933,839	33,375
Cummins Inc.	701,356	32,164
General Electric Co.	2,069,702	31,315
Raytheon Co.	601,378	30,983
Pall Corp.	696,352	25,208

AMETEK Inc.	603,824	23,090
Fastenal Co.	456,090	18,992
CH Robinson Worldwide Inc.	310,630	18,243
* Corrections Corp. of America	705,600	17,323
Flowserve Corp.	171,660	16,227
United Parcel Service Inc. Class B	273,000	15,662
Precision Castparts Corp.	134,100	14,798
AO Smith Corp.	276,139	11,982
* Chicago Bridge & Iron Co. NV	558,100	11,285
* IHS Inc. Class A	205,350	11,255
Lockheed Martin Corp.	144,300	10,873
* Stericycle Inc.	186,900	10,311
* HUB Group Inc. Class A	361,162	9,690
Expeditors International of Washington Inc.	273,400	9,495
* Hertz Global Holdings Inc.	769,500	9,172
* McDermott International Inc.	375,300	9,011
Goodrich Corp.	137,300	8,822
* Foster Wheeler AG	289,740	8,530
MSC Industrial Direct Co. Class A	172,800	8,122
Fluor Corp.	153,100	6,896
* Aecom Technology Corp.	236,108	6,493
ITT Corp.	130,200	6,476
* BE Aerospace Inc.	237,900	5,591
^ Ritchie Bros Auctioneers Inc.	238,205	5,343
Republic Services Inc. Class A	170,300	4,821
CLARCOR Inc.	131,199	4,256
* Old Dominion Freight Line Inc.	130,200	3,997
Honeywell International Inc.	79,000	3,097
L-3 Communications Holdings Inc.	32,300	2,809
United Technologies Corp.	31,600	2,193
* Jacobs Engineering Group Inc.	54,900	2,065
* Alliant Techsystems Inc.	22,000	1,942
Pitney Bowes Inc.	81,700	1,860
Union Pacific Corp.	22,600	1,444
* Iron Mountain Inc.	19,600	446
		786,424
Information Technology (40.9%)
Microsoft Corp.	9,117,969	278,007
* Apple Inc.	1,224,731	258,247
* Cisco Systems Inc.	9,922,291	237,540
* Google Inc. Class A	375,927	233,067
International Business Machines Corp.	1,248,224	163,393
* NetApp Inc.	3,806,512	130,906
Oracle Corp.	5,016,807	123,112
QUALCOMM Inc.	2,451,959	113,428
Hewlett-Packard Co.	1,624,800	83,693
Intel Corp.	4,085,054	83,335
* Juniper Networks Inc.	2,819,936	75,208
* EMC Corp.	4,099,447	71,617
Visa Inc. Class A	816,204	71,385
Mastercard Inc. Class A	275,690	70,571
* QLogic Corp.	3,666,917	69,195
Xilinx Inc.	2,570,978	64,429
Altera Corp.	2,672,760	60,485
* Cognizant Technology Solutions Corp. Class A	988,790	44,792
Texas Instruments Inc.	1,702,566	44,369
* BMC Software Inc.	1,101,652	44,176

	Analog Devices Inc.	1,325,491	41,859
*	SanDisk Corp.	1,394,894	40,438
	Intersil Corp. Class A	2,530,012	38,810
*	eBay Inc.	1,510,298	35,552
*	Adobe Systems Inc.	961,300	35,357
*	Check Point Software Technologies	968,879	32,826
*	Emulex Corp.	2,782,796	30,333
*	Agilent Technologies Inc.	957,300	29,743
	Western Union Co.	1,519,808	28,648
*	Hewitt Associates Inc. Class A	648,087	27,388
*,^ Alliance Data Systems Corp.		421,930	27,252
*	VMware Inc. Class A	603,500	25,576
*	Western Digital Corp.	562,700	24,843
*	Skyworks Solutions Inc.	1,661,900	23,582
*	Riverbed Technology Inc.	1,021,522	23,464
*	Longtop Financial Technologies Ltd. ADR	624,158	23,106
*	Equinix Inc.	210,900	22,387
*	Marvell Technology Group Ltd.	1,034,800	21,472
*	Sohu.com Inc.	369,687	21,176
	Amphenol Corp. Class A	453,400	20,938
*,^ Shanda Interactive Entertainment Ltd. ADR		385,265	20,269
*	Teradata Corp.	628,613	19,757
*	Baidu Inc. ADR	43,250	17,786
*	Netease.com ADR	439,852	16,543
*	F5 Networks Inc.	307,500	16,291
	Motorola Inc.	1,953,145	15,156
*	Dell Inc.	1,054,498	15,143
	Seagate Technology	760,100	13,826
*	Broadcom Corp. Class A	408,400	12,844
	Jabil Circuit Inc.	679,763	11,808
*	Micron Technology Inc.	1,053,500	11,125
	Tyco Electronics Ltd.	443,988	10,900
*	NeuStar Inc. Class A	465,750	10,731
	Fidelity National Information Services Inc.	424,980	9,962
*	Sybase Inc.	225,100	9,769
	Automatic Data Processing Inc.	221,600	9,489
	Applied Materials Inc.	653,160	9,105
*	FLIR Systems Inc.	271,900	8,897
	Tencent Holdings Ltd. ADR	406,600	8,817
*	Rovi Corp.	266,020	8,478
*	Microsemi Corp.	454,500	8,067
*	Nuance Communications Inc.	516,040	8,019
*	Amdocs Ltd.	260,300	7,426
	CA Inc.	328,000	7,367
*	Intuit Inc.	217,000	6,664
*	Tellabs Inc.	1,147,840	6,520
*	McAfee Inc.	151,300	6,138
*	Red Hat Inc.	168,900	5,219
	Factset Research Systems Inc.	78,100	5,144
*	Polycom Inc.	190,420	4,755
*	CommScope Inc.	177,300	4,704
	Global Payments Inc.	83,900	4,519
	Broadridge Financial Solutions Inc.	178,400	4,025
	ADTRAN Inc.	152,800	3,446
*	ON Semiconductor Corp.	341,300	3,007
*	NCR Corp.	76,700	854

National Semiconductor Corp.			32,100	493
				3,238,768
Materials (3.5%)
Nucor Corp.			960,784	44,821
Albemarle Corp.			678,400	24,673
Barrick Gold Corp.			603,330	23,759
Southern Copper Corp.			708,132	23,305
Celanese Corp. Class A			645,100	20,708
Praxair Inc.			251,000	20,158
Airgas Inc.			395,650	18,833
* Freeport-McMoRan Copper & Gold Inc.			205,800	16,524
FMC Corp.			279,072	15,561
Mosaic Co.			220,049	13,143
Newmont Mining Corp.			272,700	12,901
International Paper Co.			357,300	9,568
* Crown Holdings Inc.			368,400	9,424
Allegheny Technologies Inc.			134,000	5,999
* Owens-Illinois Inc.			177,800	5,844
Ecolab Inc.			115,400	5,145
Monsanto Co.			60,857	4,975
* Pactiv Corp.			107,000	2,583
				277,924
Telecommunication Services (0.9%)
* American Tower Corp. Class A			1,230,400	53,166
Brasil Telecom SA ADR			398,382	11,605
* NII Holdings Inc.			231,700	7,780
				72,551
Utilities (0.3%)
* AES Corp.			1,557,170	20,726

Total Common Stocks (Cost $6,334,859)				7,745,157
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.2%)[1]
Money Market Fund (2.7%)
[3,4] Vanguard Market Liquidity Fund	0.187%		218,516,728	218,517

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.2%)
Banc of America Securities, LLC (Dated
12/31/09, Repurchase Value $15,800,000,
collateralized by Federal National Mortgage
Assn. 4.324%, 12/1/39)	0.010%	1/4/10	15,800	15,800

U.S. Government and Agency Obligations (0.3%)
[5,6] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	8,000	7,999
[5,6] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	15,000	14,996
[5,6] Freddie Mac Discount Notes	0.220%	3/22/10	2,000	2,000
				24,995
Total Temporary Cash Investments (Cost $259,305)				259,312

Total Investments (100.9%) (Cost $6,594,164)	8,004,469
Other Assets and Liabilities-Net (-0.9%)[4]	(74,856)
Net Assets (100%)	7,929,613

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $59,735,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.9%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $62,231,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $24,995,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.

Morgan Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
S&P 500 Index	March 2010	361	100,241	982
E-mini S&P 500 Index	March 2010	62	3,443	(10)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Morgan Growth Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,745,157	—	—
Temporary Cash Investments	218,517	40,795	—
Futures Contracts—Assets[1]	86	—	—
Futures Contracts—Liabilities[1]	(1,221)	—	—
Total	7,962,539	40,795	—
1 Represents variation margin on the last day of the reporting period.

E. At December 31, 2009, the cost of investment securities for tax purposes was $6,594,164,000. Net unrealized appreciation of investment securities for tax purposes was $1,410,305,000, consisting of unrealized gains of $1,550,740,000 on securities that had risen in value since their purchase and $140,435,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

VANGUARD MORGAN GROWTH FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 22, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.